Debt issues - Summary of balances (Details) - AUD ($) $ in Millions	Sep. 30, 2019		Sep. 30, 2018		Sep. 30, 2017
Debt issues
Short-term debt	$ 25,838		$ 26,266
Long-term debt	155,619		146,330
Total debt issues	181,457	[1]	172,596	[1]	$ 168,356
Own issuances
Debt issues
Short-term debt	25,838		26,266
Covered bonds
Debt issues
Long-term debt	38,037		35,434
Senior
Debt issues
Long-term debt	109,340		103,159
Securitisation
Debt issues
Long-term debt	8,190		7,588
Structured notes
Debt issues
Long-term debt	52		149
Parent Entity
Debt issues
Short-term debt	23,695		26,266
Long-term debt	132,979		126,022
Total debt issues	156,674	[1]	152,288	[1]	$ 144,116
Parent Entity | Own issuances
Debt issues
Short-term debt	23,695		26,266
Parent Entity | Covered bonds
Debt issues
Long-term debt	33,160		30,268
Parent Entity | Senior
Debt issues
Long-term debt	$ 99,819		$ 95,754

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.